UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.

1. Name and address of issuer:
UAM Funds, Inc.
211 Congress Street, 4th floor
Boston, Massachusetts, 02110


2. The name of each series or class of securities for which the Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes ): [ ]

Acadian Emerging Markets Portfolio
Acadian International Equity Portfolio
C&B Balanced Portfolio
C&B Equity Portfolio
C&B Equity Portfolio for Taxable Investors
C&B Mid Cap Equity Portfolio
DSI Balanced Portfolio
DSI Disciplined Value Portfolio
DSI Limited Maturity Portfolio
DSI Money Market Portfolio
DSI Small Cap Value Portfolio
FMA Small Company Portfolio
ICM Equity Portfolio
ICM Fixed Income Portfolio
ICM Small Company Portfolio
McKee Domestic Equity Portfolio
McKee International Equity Portfolio
McKee Small Cap Equity Portfolio
McKee U.S. Government Portfolio
NWQ Balanced Portfolio
NWQ Small Cap Value Portfolio
NWQ Special Equity Portfolio
NWQ Value Equity Portfolio
Rice, Hall, James Small Cap Portfolio
Rice, Hall, James Small/Mid Cap Portfolio
SAMI Preferred Stock Income Portfolio
Sirach Bond Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Special Equity Portfolio
Sirach Strategic Balanced Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio
TS&W Balanced Portfolio
TS&W Equity Portfolio
TS&W Fixed Income Portfolio

3. Investment Company Act File Number:
811-5683

Securities Act File Number:
33-25355




4(a). Last day of fiscal year for which this Form is filed:

October 31, 1998

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



5. Calculation of registration fee:


(i) Aggregate  price of
securities sold during the
fiscal year:

$2,930,485,903


(ii) Aggregate  price of
securities redeemed or
repurchased during the fiscal
year:

$2,400,903,384



(iii) Aggregate  price of
securities redeemed or
repurchased during any prior
fiscal year ending no earlier
than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the commission:

$0


(iv) Total available redemption
credits [add Items 5(ii) and
5(iii)]:

$2,400,903,384


(v) Net sales -- if Item 5(I) is
greater than Item 5(iv)
[subtract Item 5(iv) from
Item 5(I)]:

$  529,582,519


(vi) Redemption credits available
for use in future years - if
Item 5(i) is less than Item
5(iv)[subtract Item 5(iv)
from  Item 5(i)]

$0


(vii) Multiplier for determining
registration fee (See
Instruction C.9):

0.000278



(viii) Registration fee due
[multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee
is due):

$147,223.94



6. Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount of securities that were
Registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recision of rule 24e-2], then
report the amount of Securities (number of shares
or other units) deducted here:         .  If there
is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use in future fiscal years, then state that number here: .


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$147,223.94

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:

[X ]  Wire Transfer
[  ]  Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*

/s/Robert R. Flaherty
Robert R. Flaherty

Assistant Treasurer


Date:  January 25, 1999


*Please print the name and title of the signing officer below the signature.